Certain Risks and Concentration - Major Customers (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Major customers
Revenues	[1]	¥ 1,531,062	$ 219,923	¥ 1,377,379	¥ 1,575,092
Customer concentration risk | Revenues | CMCC
Major customers
Revenues		¥ 94,500	$ 13,600	¥ 113,900	¥ 172,200
Revenues generated (in percent)		6.20%	6.20%	8.30%	10.90%
Customer concentration risk | Accounts receivable | CMCC | Amounts Due from Related Parties
Major customers
Due from CMCC		¥ 46,100		¥ 59,900		$ 6,600

[1]	(1)Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 24): Net advertising revenues 67,393 41,482 50,700 7,283 Paid services revenues 139,149 87,131 72,454 10,407 Cost of revenues (57,057) (30,167) (26,728) (3,839) Sales and marketing expenses (748) (4,341) (4,157) (597) General and administrative expenses (6,245) (7,918) (7,045) (1,012)